Income Tax - Reconciliations of Tax Charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net income (loss) before income tax (expense) recovery	$ 29,107,000	$ (98,307,000)	$ 327,927,000
Income not subject to taxes		(42,563,000)	(314,742,000)
Net (loss) income subject to taxes		(140,870,000)	13,185,000
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	0	(1,664,000)	(590,000)
Adjustments to valuation allowance and uncertain tax positions		(13,909,000)	14,399,000
Permanent and currency differences		18,280,000	23,900,000
Change in tax rates		(221,000)	(120,000)
Tax recovery (expense)	(3,116,000)	2,486,000	(10,211,000)
Effective Income Tax Rate Reconciliation [Line Items]
Net income (loss) before income tax (expense) recovery	29,107,000	(98,307,000)	327,927,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 0	1,664,000	590,000
Effective Income Tax Rate Reconciliation, Percent	100.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		13,909,000	(14,399,000)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 2,779,000
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		221,000	120,000
Income Tax Expense (Benefit)	$ 3,116,000	(2,486,000)	10,211,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount		$ 18,280,000	$ 23,900,000
Valuation Allowance, Deferred Tax Asset, Explanation of Change	(i) During the year ended December 31, 2025, Spanish subsidiaries of the Company disposed of two vessels that had been eligible for a preferential tax regime in Spain. As a result, the Spanish subsidiaries will be subject to the regular corporate tax regime as of January 1, 2026. To reflect the change in the applicable tax regime, the deferred tax assets related to tax attributes carried forward in Spain were remeasured at the higher corporate income tax rate. Additionally, the Company recognized the benefit of tax losses carried forward in Luxembourg related to the impairment of investments in wholly-owned subsidiaries. In both cases, the increase in the value of the deferred tax assets were offset by a corresponding increase in the valuation allowance.
Changes in Unrecognized Tax Benefits and Other	$ 2,736,000
Changes in Unrecognized Tax Benefits and Other Percent	9.40%
Tax Year 2025
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Percent	10.70%
United Kingdom
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	$ (3,941,000)
Adjustments to valuation allowance and uncertain tax positions	(7,087,000)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 3,941,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(13.50%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(24.30%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 7,087,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.50%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (140,000)
Luxembourg
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(14,445,000)
Adjustments to valuation allowance and uncertain tax positions	(47,627,000)
Permanent and currency differences	3,759,000
Change in tax rates	(3,460,000)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 14,445,000
Effective Income Tax Rate Reconciliation, Percent	49.60%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(163.60%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 47,627,000
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	11.90%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 3,460,000
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(138.80%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (40,401,000)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	12.90%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 3,759,000
Spain
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(309,000)
Adjustments to valuation allowance and uncertain tax positions	(67,022,000)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 309,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	9.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(1.10%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(230.20%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 67,022,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (401,000)
Spain | SEC Schedule, 12-09, Valuation Allowance, Tax Credit Carryforward
At applicable statutory tax rates
Adjustments to valuation allowance and uncertain tax positions	$ (64,335,000)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(221.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 64,335,000
FRANCE
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,124,000)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 1,124,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(3.90%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(5.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (1,442,000)
MARSHALL ISLANDS
Income Tax Disclosure [Abstract]
Net income (loss) before income tax (expense) recovery	141,388,000
Effective Income Tax Rate Reconciliation [Line Items]
Net income (loss) before income tax (expense) recovery	$ 141,388,000
Effective Income Tax Rate Reconciliation, Percent	0.00%